Contents of Significant Accounts - Equity - Additional Information (Detail) - $ / shares		12 Months Ended
	Jun. 15, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [Line Items]
Shares authorized		26,000,000,000	26,000,000,000
Shares issued		12,624,319,000	12,624,319,000
Shares par value		$ 10	$ 10
Number of common shares represented by 1 ADS		5
Treasury stock cancelled	134,000,000
Maximum percentage of total shares of treasury stock on issued stock as per Securities and Exchange Law of the R.O.C		10.00%
Closing prices of UMC's stock		$ 14.20	$ 11.40
Percentage of legal reserve		10.00%
HSUN CHIEH INVESTMENT CO., LTD. [Member]
Disclosure of classes of share capital [Line Items]
Number of shares in entity held by its subsidiaries or associates		441,000,000	441,000,000
YANN YUAN INVESTMENT CO., LTD. [Member]
Disclosure of classes of share capital [Line Items]
Number of shares in entity held by its subsidiaries or associates		172,000,000	165,000,000
FORTUNE VENTURE CAPITAL CORP. (FORTUNE) [Member]
Disclosure of classes of share capital [Line Items]
Number of shares in entity held by its subsidiaries or associates		16,000,000	16,000,000
American depositary shares [member]
Disclosure of classes of share capital [Line Items]
Number of American Depositary Shares traded on NYSE		144,000,000	151,000,000
Number of common shares represented by issued American Depositary Shares		721,000,000	754,000,000
Bottom of Range [Member]
Disclosure of classes of share capital [Line Items]
Percentage of cash dividend on dividend distribution		20.00%
Percentage of stock dividend on dividend distribution		0.00%
Top of Range [Member]
Disclosure of classes of share capital [Line Items]
Percentage of cash dividend on dividend distribution		100.00%
Percentage of stock dividend on dividend distribution		80.00%